SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about fixed assets, estimated useful life
Years
Computers and servers	3-5
Office furniture and equipment	3-17
Leasehold improvements	The shorter of the lease term and the useful life

Disclosure of detailed information about intangible assets estimated useful lives for the current and comparative periods
Trademarks	1.75-5 years
Software (developed and acquired)	3 years
Customer relationships	3-5.75 years
Technology	3-5.25 years

Disclosure of detailed information about depreciation of right-of-use asset
☐	Buildings	1-8 years
☐	Data centers	1-5.5 years